Annual Notice of Securities Sold Pursuant to Rule 24F-2


UNITED STATES a
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


1.     Name and address of issuer:  THE BERWYN FUNDS
                                    1189 LANCASTER AVENUE
                                    BERWYN, PA,  19312


2. Name of each series or class of securities for which this Form is filed. (If the Form is being filed for all series and classes of securities f the issuer, check the box but do not list series or
classes):	[X]


3.     Investment Company Act File Number:  #811-4963
       Securities Act File Number:  #33-14604


4a.   Last day of fiscal year for which this notice is filed:
           December 31

4b. [ ]) Check box if this form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See
Instruction A.2)

NOTE: If the form is being filed late, interest must be paid on the registration fee due.

4c. [ ] Check box if this is the last time the issuer will be filing this Form.


5.    Calculation of registration fee:

   (i)  Aggregate sale price of securities sold
        during the fiscal year pursuant to
        section 24(f):                                       $ 32,086,840
  (ii)  Aggregate price of securities redeemed
        or repurchased during the fiscal year:       $94,364,259

 (iii)  Aggregate price of securities redeemed or
        repurchased during any prior fiscal year
        ending no earlier than October 11, 1995,
        that were not previously used to reduce
        registration fees payable to the Commission:  74,398,321

  (iv)  Total available redemption credits [add Items
        5(ii) and 5(iii)]:                                   $168,762,580

   (v)  Net sales--if Item 5(i) is greater than Item 5(iv)
        [subtract Item 5(iv) from Item 5(I)]:                $__________0

  (vi)  Redemption credits available for use in
        future years                               $(136,675,740)
        --if Item 5(i) is less than Item 5(iv)
        [subtract Item 5(v) from Item 5(i):]

 (vii)  Multiplier for determining registration fee (see
        Instruction c.9):                                    x___________

(viii)  Registration fee due [multiply Item 5(v) by Item
        5(vii)] (enter "0" if no fee is due):               =$__________0

6.     Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here ________. If there is a number of shares or other units that were regis-tered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: _________.


7.     Interest due--if this Form is being filed more than 90 days after
the end of the issuer's fiscal year (See Instruction D):   +$____________


8.     Total of the amount of the registration fee due plus any interest
due (line 5 (iii)( plus line 7):                           =$____________


9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
          Method of Delivery:
                                 [  ]   Wire Transfer
                                 [  ]   Mail or other means



SIGNATURES

This report has been signed below by the following persons on behalf of the issuers and in the capacities and on the dates indicated.



By (Signature and Title)  /s/  Kevin M. Ryan
                          Kevin M. Ryan, Secretary-Treasurer

Date:      March 3, 2000





OPINION OF COUNSEL



TO WHOM IT MAY CONCERN:

I am counsel to The Berwyn Funds. This letter is being submitted in connection with the Form 24f-2 filing by the Fund with the U.S.
Securities and Exchange Commission.

The Fund is a Delaware Business Trust that was organized and registered on February 4, 1999. On that date the Board of Trustees adopted an Agreement and Declaration of Trust. Under the terms of the Agreement and Declaration of Trust, the Fund has the authority, amoung other things to issue an unlimited number of shares that represents a beneficial interest in the Fund. The Board of Trustees may also authorize the division of the Fund's shares into separate serials.

On February 4, 1999, the Board of Trustees authorized in accordance with
Article 111, Sections 1 and 6 of the Agreement and Declaration of Trust, that two series of shares of beneficial interest be established and designated as follows, with an unlimited number of shares allocated to each series.

     1.     Berwyn Fund Series; and
     2.     Berwyn Income Fund Series.

The Board of Trustees further determined that each share of a series of the Fund shall represent a proportionate interest in and have equal rights with each other share of that series with respect to the assets of the Fund pertaining to that series. Such shares shall have the same preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, or terms or conditions of redemption, as set forth in the Declaration.

Based upon the foregoing facts, it is my opinion that the shares of the Fund sold in calendar year 1999 were legally issued, fully paid and non-assessable.



					/s/  Kevin M. Ryan
					Kevin M. Ryan
					Counsel to The Berwyn Funds